Vanguard Market Liquidity Fund Average Annual Total Returns - Investor Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Institutional Money Market Funds Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.81%	2.31%	1.65%
U.S. Government Money Market Funds Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.73%	2.15%	1.39%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.36%	2.55%	1.90%